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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2004 Annual Report

MONEY
MARKET
FUNDS

Class A, B, and C Shares

First American Money Market Funds

First American Money Market Funds offer a broad range of investment choices and share classes that are practical alternatives or complements to a cash portfolio. The investment objective of our money market funds is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

TABLE OF CONTENTS

Message to Shareholders
Report of Independent Registered Public Accounting Firm
Schedule of Investments
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Notice to Shareholders

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

Message to SHAREHOLDERS  November 15, 2004

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended September 30, 2004.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

/s/ Virginia L. Stringer	/s/ Thomas S. Schreier

Virginia L. Stringer	Thomas S. Schreier, Jr.
Chairperson of the Board	President
First American Funds, Inc.	First American Funds, Inc.

Government Obligations fund

Expense Example

As a shareholder of the Government Obligations Fund (the Fund), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period* (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$1,002.70	$3.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79
Class D Actual	$1,000.00	$1,003.40	$3.01
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03
Class Y Actual	$1,000.00	$1,004.20	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28
Class Z Actual	$1,000.00	$1,005.40	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.01
Piper Jaffray Actual	$1,000.00	$1,002.60	$3.80
Piper Jaffray Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.84

*Expenses are equal to the Fund's annualized expense ratio of 0.75%, 0.60%, 0.45%, 0.20%, and 0.76% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect the one-half year period).

Portfolio Allocation as of September 30, 2004[1] (% of net assets)	Fund
Repurchase Agreements	50.7%
Agency Floaters	37.3%
Agency Discount Notes	14.0%
Agency Notes	6.9%

1Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2004

Prime Obligations fund

Expense Example

As a shareholder of the Prime Obligations Fund (the Fund), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees (for example, any contingent deferred sales charges that may apply on Class B or Class C shares); distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period* (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$1,002.90	$3.91
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94
Class B Actual	$1,000.00	$1,000.90	$5.70
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.76
Class C Actual	$1,000.00	$1,000.90	$5.75
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class D Actual	$1,000.00	$1,003.60	$3.16
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	$3.18
Class I Actual	$1,000.00	$1,004.80	$2.00
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Class Y Actual	$1,000.00	$1,004.40	$2.41
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.43
Class Z Actual	$1,000.00	$1,005.80	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.01
Piper Jaffray Actual	$1,000.00	$1,002.60	$4.21
Piper Jaffray Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.24

*Expenses are equal to the Fund's annualized expense ratio of 0.78%, 1.14%, 1.15%, 0.63%, 0.40%, 0.48%, 0.20%, and 0.84% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect the one-half year period).

Portfolio Allocation as of September 30, 2004[1] (% of net assets)	Fund
Commercial Paper	31.1%
Floating Rate Obligations	23.5%
Certificate of Deposit / Bank Notes	21.0%
Corporate Notes	9.0%
Funding Agreements	7.3%
Repurchase Agreements	3.7%
Agency Notes	2.2%
Agency Floaters	1.2%
Euro Time Deposits	1.0%

1Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2004

Tax Free Obligations fund

Expense Example

As a shareholder of the Tax Free Obligations Fund (the Fund), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period* (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$1,002.00	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79
Class D Actual	$1,000.00	$1,002.80	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03
Class Y Actual	$1,000.00	$1,003.50	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28
Class Z Actual	$1,000.00	$1,004.80	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.01
Piper Jaffray Actual	$1,000.00	$1,002.10	$3.75
Piper Jaffray Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79

*Expenses are equal to the Fund's annualized expense ratio of 0.75%, 0.60%, 0.45%, 0.20%, and 0.75% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect the one-half year period).

Portfolio Allocation as of September 30, 2004[1] (% of net assets)	Fund
Variable Rate Demand Notes - Weekly	79.0%
Municipal Notes	10.1%
Commercial Paper	6.5%
Variable Rate Demand Notes - Daily	3.1%
Floating Rate Obligations	1.3%

1Portfolio allocations are subject to change at any time and are not recommendations to buy or sell a security.

FIRST AMERICAN FUNDS Annual Report 2004

Treasury Obligations fund

Expense Example

As a shareholder of the Treasury Obligations Fund (the Fund), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period* (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$1,002.40	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79
Class D Actual	$1,000.00	$1,003.20	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03
Class Y Actual	$1,000.00	$1,003.90	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28
Class Z Actual	$1,000.00	$1,005.20	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.01
Piper Jaffray Actual	$1,000.00	$1,003.10	$3.76
Piper Jaffray Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79

*Expenses are equal to the Fund's annualized expense ratio of 0.75%, 0.60%, 0.45%, 0.20%, and 0.75% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect the one-half year period).

Portfolio Allocation as of September 30, 2004[1] (% of net assets)	Fund
Repurchase Agreements	18.0%
U.S. Treasury Strips-Notes-Bonds	82.0%

1Portfolio recommendations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2004

Treasury Reserve fund

Expense Example

As a shareholder of the Treasury Reserve Fund (the Fund), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period* (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$1,001.50	$4.70
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75

*Expenses are equal to the Fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect the one-half year period).

Portfolio Allocation as of September 30, 2004[1] (% of net assets)	Fund
Repurchase Agreements	77.9%
U.S. Treasury Strips-Notes-Bonds	22.1%

1Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2004

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of First American Funds, Inc. (comprised of the Government Obligations, Prime Obligations, Tax Free Obligations, Treasury Obligations and Treasury Reserve Funds) (the "Funds") as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, except as noted below. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Treasury Reserve Fund for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 7, 2000, expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting First American Funds, Inc. at September 30, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 29, 2004

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Government Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Obligations – 58.2%
FAMC 1.810%, 10/01/04 (a)	$117,600	$117,595
1.925%, 10/30/04 (a)	100,000	100,000
FFCB 2.375%, 10/01/04	9,400	9,400
1.780%, 04/04/06	300,000	299,910
FHLB 1.250%, 10/14/04	5,000	5,000
3.625%, 10/15/04	10,000	10,009
1.535%, 10/25/04 (a)	100,000	99,998
1.360%, 11/04/04	20,000	19,975
1.510%, 12/08/04	10,000	10,000
4.000%, 02/15/05	4,085	4,125
7.125%, 02/15/05	4,000	4,086
1.200%, 04/01/05	20,000	19,995
4.625%, 04/15/05	10,000	10,178
2.250%, 09/09/05	15,000	14,985
1.835%, 03/28/06 (a)	50,000	49,963
FHLMC 1.550%, 10/05/04	46,889	46,880
1.220%, 10/07/04	16,067	16,063
3.250%, 11/15/04	19,260	19,303
1.340%, 12/30/04	27,573	27,482
1.320%, 02/08/05	39,675	39,486
1.174%, 03/08/05	30,000	29,847
1.358%, 04/05/05	20,000	19,861
1.990%, 05/31/05	30,000	29,607
0.000%, 08/05/05	15,000	14,734
2.190%, 08/23/05	32,194	31,570
FNMA 1.750%, 10/01/04 (a)	78,000	78,000
1.795%, 10/01/04 (a)	100,000	99,995
1.470%, 10/03/04 (a)	75,000	74,951
1.561%, 10/06/04 (a)	100,000	99,911
1.420%, 10/15/04	50,000	49,973
1.645%, 10/15/04 (a)	100,000	99,976
1.726%, 10/29/04 (a)	150,000	149,891
1.330%, 12/10/04	35,000	34,910
1.200%, 02/04/05	30,000	29,871
1.219%, 02/14/05	25,000	25,000
7.125%, 02/15/05	37,460	38,268
1.210%, 03/04/05	10,000	9,949
1.370%, 04/01/05	25,000	24,819
1.560%, 04/29/05	15,000	14,987
1.930%, 04/29/05	30,000	29,677
1.610%, 05/13/05	10,000	10,000
0.000%, 05/27/05	25,000	24,651
2.075%, 06/24/05	15,000	14,770
2.038%, 07/22/05	20,000	19,665
Total U.S. Government Agency Obligations (Cost $1,979,316)		1,979,316

Government Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Repurchase Agreements – 50.7%
Bank of America 1.850%, dated 9/30/04, matures 10/1/04, repurchase price $100,005,139 (collateralized by U.S. Treasury Obligations: Total Market Value $102,000,025)	$100,000	$100,000
CS First Boston 1.850%, dated 9/30/04, matures 10/1/04, repurchase price $500,025,694 (collateralized by U.S. Treasury Obligations: Total Market Value $510,003,440)	500,000	500,000
Goldman Sachs 1.860%, dated 9/30/04, matures 10/1/04, repurchase price $625,032,292 (collateralized by U.S. Treasury Obligations: Total Market Value $637,500,556)	625,000	625,000
UBS Warburg 1.850%, dated 9/30/04, matures 10/1/04, repurchase price $499,937,690 (collateralized by U.S. Treasury Obligations: Total Market Value $509,911,509)	499,912	499,912
Total Repurchase Agreements (Cost $1,724,912)		1,724,912
Total Investments – 108.9% (Cost $3,704,228)		3,704,228
Other Assets and Liabilities, Net – (8.9)%		(301,759)
Total Net Assets – 100.0%		$3,402,469

(a)  Variable Rate Security – The rate shown is the rate in effect as of September 30, 2004. The date shown is the next reset date.

FAMC – Federal Agriculture Mortgage Corporation

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Prime Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
Commercial Paper – 32.0%
Brokerage – 4.5%
Citicorp Global Markets 1.680%, 10/06/04	$100,000	$99,977
1.750%, 10/25/04	100,000	99,883
1.770%, 10/27/04	120,000	119,847
Goldman Sachs Group 1.955%, 10/01/04 (a)	250,000	250,000
UBS Americas 1.880%, 10/01/04	128,719	128,719
Total Brokerage		698,426
Commercial Funding Corporations – 19.3%
CAFCO 1.550%, 10/05/04 (b)	78,000	77,987
1.673%, 10/15/04 (b)	100,000	99,935
1.700%, 10/21/04 (b)	50,000	49,953
1.780%, 10/27/04 (b)	50,000	49,936
Edison Asset Securitization Corp 1.602%, 10/01/04 (b)	150,000	150,000
1.710%, 10/14/04 (b)	200,000	199,877
Falcon Asset Securitization Corp 1.610%, 10/04/04 (b)	100,000	99,987
1.620%, 10/05/04 (b)	215,000	214,961
1.700%, 10/14/04 (b)	33,857	33,836
1.710%, 10/15/04 (b)	120,000	119,920
1.780%, 10/22/04 (b)	40,000	39,959
Fleet Funding 1.600%, 10/01/04 (b)	58,644	58,644
1.660%, 10/08/04 (b)	123,972	123,932
Moat Funding (Guarantor: 41% JPM Chase) 1.680%, 10/15/04 (b)	50,000	49,967
1.680%, 10/18/04 (b)	50,000	49,960
1.780%, 10/22/04 (b)	100,000	99,896
1.780%, 10/27/04 (b)	80,000	79,897
Motown Notes 1.620%, 10/01/04 (b)	65,000	65,000
1.620%, 10/01/04 (b)	50,000	50,000
1.700%, 10/12/04 (b)	80,000	79,958
1.640%, 10/20/04 (b)	80,000	79,931
Old Line Funding 1.660%, 10/12/04 (b)	30,049	30,034
1.720%, 10/15/04 (b)	43,536	43,507
1.690%, 10/18/04 (b)	49,699	49,659
1.650%, 10/20/04 (b)	26,204	26,181
1.700%, 10/25/04 (b)	71,074	70,994
Ranger Funding 1.680%, 10/05/04 (b)	50,000	49,991
1.672%, 10/06/04 (b)	8,000	7,998
1.722%, 10/14/04 (b)	100,000	99,938
1.770%, 10/18/04 (b)	100,000	99,916
1.780%, 10/26/04 (b)	113,777	113,636
1.780%, 10/27/04 (b)	80,000	79,897
Sheffield Receivables Corp 1.670%, 10/07/04 (b)	85,000	84,976
1.780%, 10/13/04 (b)	40,040	40,016
1.720%, 10/15/04 (b)	40,000	39,973
1.780%, 10/19/04 (b)	49,470	49,426
1.780%, 10/26/04 (b)	100,000	99,876
1.780%, 10/29/04 (b)	125,000	124,827
Total Commercial Funding Corporations		2,984,381

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Domestic Banks – 3.0%
Kitty Hawk Funding (Guarantor: Bank of America) 1.580%, 10/15/04 (b)	$150,000	$149,900
Variable Funding Capital (Guarantor: Wachovia) 1.650%, 10/05/04 (b)	80,000	79,985
1.710%, 10/14/04 (b)	10,776	10,769
1.770%, 10/20/04 (b)	125,000	124,883
1.784%, 11/03/04 (b)	100,000	99,837
Total Domestic Banks		465,374
Retail Funding Corporation – 5.2%
Emerald Trust Certificates (MBNA Master Certificates) (Secured Liquidity Note) 1.610%, 10/12/04 (b)	50,000	49,975
1.690%, 10/13/04 (b)	119,000	118,933
1.710%, 10/21/04 (b)	90,000	89,915
1.720%, 10/21/04 (b)	90,000	89,914
1.790%, 11/03/04 (b)	100,000	99,836
New Castle 1.570%, 10/04/04 (b)	175,000	174,977
1.604%, 10/12/04 (b)	100,000	99,951
Park Granada LLC 1.604%, 10/12/04 (b)	80,000	79,961
Total Retail Funding Corporation		803,462
Total Commercial Paper (Cost $4,951,643)		4,951,643
Corporate Obligations – 36.3%
Basic Industry – 1.9%
3M 5.639%, 12/13/04 (b)	200,000	201,700
Merck & Co. Inc. 4.484%, 02/22/05 (b)	95,000	96,190
Total Basic Industry		297,890
Brokerage – 7.9%
Bank of America 1.975%, 10/01/04 (a)	200,000	200,000
Bear Stearns 2.065%, 10/01/04 (a)	400,000	400,000
Goldman Sachs Group 1.860%, 10/15/04 (a) (b)	177,000	177,000
Morgan Stanley Dean Witter 1.760%, 10/15/04 (a) (b)	100,000	100,000
1.880%, 10/15/04 (a) (b)	250,000	250,000
1.880%, 10/29/04 (a) (b)	95,000	95,000
Total Brokerage		1,222,000
Diversified Financials – 4.6%
American Express Credit 1.841%, 10/20/04 (a) (b)	90,000	90,000
Associates Corp 2.050%, 12/26/04 (a) (b)	120,000	120,000
General Electric Capital Corp 1.838%, 10/09/04 (a) (b)	300,000	300,016
1.868%, 10/17/04 (a)	200,000	200,000
Total Diversified Financials		710,016

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Foreign Funding Corporations – 14.0%
Beta Finance 1.800%, 10/01/04 (a) (b)	$90,000	$89,976
1.820%, 10/01/04 (a) (b)	100,000	99,998
1.270%, 10/15/04 (b)	50,000	50,000
1.400%, 01/07/05 (b)	50,000	50,000
1.500%, 05/19/05 (b)	100,000	99,906
2.370%, 07/29/05 (b)	50,000	49,996
2.300%, 09/12/05 (b)	100,000	99,991
Centauri (CC USA LLC) 1.960%, 10/01/04 (a) (b)	50,000	50,008
1.450%, 10/25/04 (b)	100,000	100,000
1.500%, 11/17/04 (b)	50,000	50,006
1.390%, 11/26/04 (b)	50,000	49,998
2.290%, 08/08/05 (b)	55,000	54,995
Dorada Finance 1.810%, 10/01/04 (a) (b)	177,000	176,997
1.920%, 10/01/04 (a) (b)	50,000	50,034
1.450%, 11/10/04 (b)	50,000	50,000
1.450%, 11/22/04 (b)	85,000	85,000
1.480%, 04/19/05 (b)	53,000	52,939
K2 USA LLC 1.820%, 10/01/04 (a) (b)	50,000	49,998
1.990%, 10/01/04 (a) (b)	45,000	45,050
1.270%, 10/15/04 (b)	50,000	50,000
1.450%, 10/25/04 (b)	100,000	100,001
1.445%, 11/08/04 (b)	60,000	60,000
2.320%, 08/08/05 (b)	50,000	50,000
Sigma Finance 1.800%, 10/01/04 (a) (b)	65,000	64,997
1.805%, 10/01/04 (a) (b)	100,000	99,990
1.805%, 10/01/04 (a) (b)	100,000	99,990
1.810%, 10/01/04 (a) (b)	50,000	49,992
1.828%, 10/01/04 (a) (b)	100,000	99,996
1.910%, 10/01/04 (a) (b)	90,000	90,050
1.500%, 05/20/05 (b)	50,000	49,829
Total Foreign Funding Corporations		2,169,737
Insurance – 7.9%
AI Life Funding Agreement 1.690%, 10/01/04 (a)	75,000	75,000
1.690%, 10/01/04 (a)	100,000	100,000
AIG Life Funding Agreement 1.710%, 10/01/04 (a)	100,000	100,000
1.710%, 10/01/04 (a)	100,000	100,000
Allstate Life Insurance Funding Agreement 1.730%, 10/01/04 (a)	100,000	100,000
1.820%, 10/15/04 (a)	100,000	100,000
Anchor National Life Funding Agreement 2.000%, 10/01/04 (a)	75,000	75,000
Metlife Global Funding 1.880%, 10/28/05 (a) (b)	95,000	95,000
Sun Life Insurance Funding Agreement 2.020%, 10/01/04 (a)	75,000	75,000
Transamerica Occidental Funding Agreement 1.800%, 10/01/04 (a)	400,000	400,000
Total Insurance		1,220,000
Total Corporate Obligations (Cost $5,619,643)		5,619,643
Certificates of Deposit – 5.1%
American Express 1.700%, 10/15/04	160,000	160,000
1.710%, 10/18/04	100,000	100,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Wells Fargo Bank 1.610%, 10/05/04	$250,000	$250,000
1.690%, 10/07/04	100,000	100,000
1.740%, 10/21/04	75,000	75,000
1.780%, 10/29/04	100,000	100,000
Total Certificates of Deposit (Cost $785,000)		785,000
Yankee Certificates of Deposit – 18.5%
Abbey National 1.690%, 10/13/04	120,000	120,000
Bayerische Landesbank NY 1.830%, 06/24/05 (a) (b)	300,000	300,000
CS First Boston NY 1.600%, 10/04/04	75,000	75,000
1.700%, 10/13/04	100,000	99,943
1.750%, 10/18/04	225,000	225,000
Dexia Delaware LLC 1.775%, 10/28/04	320,000	320,000
HBOS 1.710%, 10/18/04	100,000	100,000
Landesbank Hessen Thueringen 1.320%, 02/10/05	100,000	99,994
2.000%, 05/17/05	100,000	99,988
1.775%, 06/06/05	50,000	49,995
2.280%, 06/29/05	100,000	99,985
2.275%, 08/08/05	50,000	49,994
Natexis Banque 1.665%, 10/12/04	200,000	200,000
1.780%, 11/01/04	100,000	100,000
Nordeutche Bank NY 1.230%, 02/09/05	45,000	45,000
1.600%, 05/19/05	50,000	49,997
1.990%, 05/20/05	75,000	74,995
1.850%, 06/07/05	50,000	49,995
Rabobank Nederland NY 2.275%, 06/29/05	50,000	49,991
2.180%, 07/11/05	50,000	49,998
Royal Bank of Scotland NY 1.395%, 02/02/05	100,000	99,995
1.326%, 03/31/05	50,000	49,983
1.490%, 05/04/05	55,000	54,997
2.330%, 09/13/05	100,000	99,979
Svenska Handelsbanken NY 1.660%, 10/12/04	150,000	150,000
2.000%, 05/23/05	93,000	92,988
2.220%, 07/06/05	50,000	49,994
Total Yankee Certificates of Deposit (Cost $2,857,811)		2,857,811
Euro Time Deposits – 1.0%
Sun Trust Time Deposit 1.950%, 10/01/04	152,466	152,466
Total Euro Time Deposits (Cost $152,466)		152,466
U.S. Government Agency Obligations – 3.3%
FHLB 1.200%, 04/01/05	50,000	49,988
1.660%, 05/16/05	50,000	50,000
2.250%, 09/09/05	30,000	29,970
FHLMC 0.000%, 12/02/04	60,000	59,847

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Prime Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
FNMA 1.840%, 10/01/04 (a)	$180,000	$180,000
1.420%, 11/01/04	23,474	23,445
1.200%, 02/04/05	50,000	49,774
1.270%, 04/25/05	75,000	75,000
Total U.S. Government Agency Obligations (Cost $518,024)		518,024
Repurchase Agreements – 3.7%
UBS Warburg 1.740%, dated 9/30/04, matures 10/1/04, repurchase price $554,229,786 (collateralized by U.S. Treasury Obligations: Total Market Value $565,288,045)	554,203	554,203
UBS Warburg 1.850%, dated 9/30/04, matures 10/1/04, repurchase price $25,089,289 (collateralized by U.S. Treasury Obligations: Total Market Value $25,591,780)	25,088	25,088
Total Repurchase Agreements (Cost $579,291)		579,291
Total Investments – 99.9% (Cost $15,463,878)		15,463,878
Other Assets and Liabilities, Net – 0.1%		16,214
Total Net Assets – 100.0%		$15,480,092

(a)  Variable Rate Security – The rate shown is the rate in effect as of September 30, 2004. The date shown is the next reset date.

(b)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2004, the value of these investments was $8,247,860,281 or 53.3% of total net assets.

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

Tax Free Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 101.9%
Arizona – 1.5%
Arizona Health Facilities, The Terraces Project, Series B2 (Confirming LOC: Lloyds TSB Bank) 1.685%, 10/07/04 (a)	$5,000	$5,000
Phoenix Civic Improvement (CP) 1.220%, 11/09/04	5,000	5,000
1.270%, 01/10/05	10,000	10,000
1.330%, 02/09/05	4,000	4,000
		24,000
California – 1.7%
California School Cash Reserve Program Authority 3.000%, 07/06/05	5,000	5,053
California State RANs, Series A 3.000%, 06/30/05	15,000	15,137
California Statewide Communities Development Authority, Senior Living Facility (Confirming LOC: Bank of New York) 1.675%, 10/07/04 (a)	7,500	7,500
Los Angeles School District, Belmont Learning Complex A (LOC: Bank of New York) 1.626%, 10/07/04 (a)	75	75
		27,765
Colorado – 4.8%
Colorado General Fund, Tax and Revenue Anticipation Notes 3.000%, 06/27/05	22,500	22,738
Colorado Health Facilities Authority, Adventist Health - Sunbelt, Series B (LOC: Suntrust Bank) 1.645%, 10/07/04 (a)	15,000	15,000
Colorado Health Facilities Authority, Frasier Meadows Manor Project (LOC: Bank One) 1.685%, 10/07/04 (a)	15,845	15,845
Colorado Springs Utilities, Series A (SPA: Dexia Credit Local) 1.695%, 10/07/04 (a)	15,000	15,000
Moffat County Pollution Control (INS: AMBAC) (SPA: JP Morgan Chase Bank) 1.845%, 10/07/04 (a)	10,465	10,465
		79,048
Connecticut – 0.2%
Connecticut Special Tax Obligation Revenue, Transportation Infrastructure, Series 1 (INS: AMBAC) (SPA: Westlb AG) 1.695%, 10/07/04 (a)	3,820	3,820
District of Columbia – 1.6%
District of Columbia, American Society, Series A (LOC: First Union National Bank) 1.685%, 10/07/04 (a)	10,000	10,000
District of Columbia, The Washington Home (LOC: First Union National Bank) 1.685%, 10/07/04 (a)	9,500	9,500
District of Columbia, Trinity College (LOC: Wachovia Bank) 1.685%, 10/07/04 (a)	6,640	6,640
		26,140
Florida – 7.9%
Florida Housing Agency (LOC: KBC) 1.576%, 10/07/04 (a) (b)	6,035	6,035

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Highlands County Florida Health Facilities, Adventist Health Systems, Series A (LOC: Suntrust Bank) 1.695%, 10/07/04 (a)	$12,100	$12,100
Highlands County Health Facilities Authority, Adventist - Sunbelt, Series A (MBIA) (SPA: Bank One) 1.685%, 10/07/04 (a)	53,100	53,100
Jacksonville Florida Health Facilities, Baptist Medical Center Project (LOC: Wachovia) 1.695%, 10/01/04 (a)	3,520	3,520
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America) 1.745%, 10/07/04 (a)	3,650	3,650
Orange County Florida Health Facilities, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank) 1.695%, 10/07/04 (a)	2,800	2,800
Palm Beach County Health Facilities Authority, Bethesda Healthcare Project (LOC: Suntrust Bank) 1.755%, 10/01/04 (a)	18,500	18,500
Palm Beach County Revenue, Benjamin Private School Project (LOC: Bank of America) 1.695%, 10/07/04 (a)	2,000	2,000
Pinellas County Health Facilities Authority, Bayfront Projects (LOC: Suntrust Bank) 1.755%, 10/01/04 (a)	11,900	11,900
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank) 1.685%, 10/07/04 (a)	6,000	6,000
University of South Florida Funding (LOC: First Union) 1.626%, 10/07/04 (a)	930	930
West Orange Healthcare Distributors, Series B (LOC: Suntrust Bank) 1.715%, 10/07/04 (a)	8,000	8,000
		128,535
Georgia – 5.9%
Clayton County Georgia Development Authority, Delta Airlines Project, Series A (LOC: General Electric Capital) 1.705%, 10/07/04 (a)	2,450	2,450
Cobb County Development Authority, Student Housing Facilities, Kennesaw State University Foundation, Series A (LOC: Allied Irish Bank, PLC) (LOC: Wachovia) 1.685%, 10/07/04 (a)	6,940	6,940
Fulton County Development Authority Educational Facilities, Catholic Education North Georgia (LOC: Wachovia) 1.685%, 10/07/04 (a)	16,295	16,295
Fulton County Development Authority Educational Facilities, Catholic School Properties (LOC: Wachovia) 1.685%, 10/07/04 (a)	26,900	26,900
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America) 1.695%, 10/07/04 (a)	1,925	1,925
Fulton County Hospital Authority, Northside, Series B (LOC: Wachovia Bank) 1.695%, 10/01/04 (a)	2,900	2,900

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Gordon County Georgia Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank) 1.685%, 10/07/04 (a)	$1,205	$1,205
Macon-Bibb County Hospital Authority (LOC: Suntrust Bank) 1.755%, 10/01/04 (a)	1,800	1,800
Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland) 1.685%, 10/07/04 (a)	10,500	10,500
Rockdale County Hospital Authority (LOC: Suntrust Bank) 1.685%, 10/07/04 (a)	10,995	10,995
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank) 1.685%, 10/07/04 (a)	12,850	12,850
		94,760
Idaho – 1.1%
Boise Idaho Urban Renewal Agency, Capital City (LOC: Bank America) 1.765%, 10/07/04 (a)	4,605	4,605
Idaho Tax Anticipation Notes 3.000%, 06/30/05	10,000	10,104
University of Idaho Foundation Authority (LOC: First Security Bank) 1.725%, 10/07/04 (a) (b)	3,900	3,900
		18,609
Illinois – 14.6%
ABN AMRO Munitops Certificates Trust, Chicago IL (INS:FGIC) 1.745%, 10/07/04 (a) (b)	20,000	20,000
ABN AMRO Munitops Certificates Trust, llinois State (GO) (INS: MBIA) 1.745%, 10/07/04 (a) (b)	4,575	4,575
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank) 1.685%, 10/07/04 (a)	7,830	7,830
Chicago Illinois (LOC: Landesbank Hessen - THRGN) 1.047%, 12/09/04 (a)	18,000	17,998
Illinois State Certificates 2.000%, 10/22/04	10,000	10,005
Illinois Development Finance Authority (LOC: Northern Trust) 1.596%, 10/07/04 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC) 1.945%, 10/07/04 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank) 1.705%, 10/07/04 (a)	5,000	5,000
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust) 1.695%, 10/07/04 (a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy (LOC: Bank One) 1.695%, 10/07/04 (a)	4,000	4,000
Illinois Development Finance Authority, McCormick Theological (LOC: Northern Trust) 1.695%, 10/07/04 (a)	7,935	7,935

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Illinois Development Finance Authority, Mount Carmel High School Project (LOC: Bank One) 1.695%, 10/07/04 (a)	$2,800	$2,800
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank) 1.695%, 10/07/04 (a)	4,650	4,650
Illinois Development Finance Authority, Roosevelt University (LOC: American National Bank) 1.695%, 10/07/04 (a)	8,000	8,000
Illinois Development Finance Authority, Solomon Schechter Day School (LOC: LaSalle Bank) 1.705%, 10/07/04 (a)	5,000	5,000
Illinois Development Finance Authority, St. Ignatius (LOC: Northern Trust) 1.695%, 10/07/04 (a)	9,800	9,800
Illinois Development Finance Authority, St. Paul's Housing (LOC: Lasalle Bank) 1.695%, 10/07/04 (a)	4,290	4,290
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank) 1.705%, 10/07/04 (a)	4,405	4,405
Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust) 1.695%, 10/07/04 (a)	5,000	5,000
Illinois Finance Authority, Merit School of Music Project (LOC: Lasalle Bank) 1.675%, 10/07/04 (a)	4,000	4,000
Illinois Health Facilities Authority Lifelink (LOC: American National Bank) 1.665%, 10/07/04 (a)	7,225	7,225
Illinois Health Facilities Authority, Franciscan Eldercare, Series C (LOC: Lasalle National Bank) 1.665%, 10/07/04 (a)	7,130	7,130
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC) 1.715%, 10/07/04 (a)	3,260	3,260
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank) 1.735%, 10/07/04 (a)	14,350	14,350
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC) 1.715%, 10/07/04 (a)	2,200	2,200
Illinois Health Facilities, Series C (LOC: Lasalle Bank) 1.685%, 10/07/04 (a)	4,720	4,720
Illinois State, Series A 5.000%, 03/01/05	5,000	5,083
Illinois State, Series B 5.000%, 03/01/05	2,060	2,094
Illinois State Toll Highway Authority (INS: FSA) (SPA: LandesBank - Hessen-THRGN) 1.745%, 10/07/04 (a)	18,500	18,500
1.745%, 10/07/04 (a)	13,100	13,100
Macon County - Milikin University (INS: AMBAC) (SPA: Bank One) 1.675%, 10/07/04 (a)	4,400	4,400
Northern Cook County Illinois Solid Waste Agency (LOC: Northern Trust) 1.695%, 10/07/04 (a)	5,600	5,600

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
St. Clair County, McKendree College Project (LOC: Bank of America) 1.700%, 10/07/04 (a)	$6,470	$6,470
Yorkville, MPI Grande Project (LOC: Lasalle Bank) 1.705%, 10/07/04 (a)	3,205	3,205
		239,120
Indiana – 2.9%
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank) 1.785%, 10/07/04 (a)	5,325	5,325
Indiana Development Financing Authority, Educational Facilities Heritage School Project (LOC: Lasalle Bank) 1.665%, 10/07/04 (a)	8,650	8,650
Indiana Health Facilities Finance Authority Henry County Memorial Hospital (LOC: Fifth Third) 1.765%, 10/07/04 (a)	19,035	19,035
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: Bank One) 1.745%, 10/07/04 (a)	10,000	10,000
Indiana, Series A 2.000%, 01/25/05	5,000	5,014
		48,024
Iowa – 1.1%
Iowa Finance Authority, Deerfield Retirement, Series B (LOC: Lasalle Bank) 1.685%, 10/07/04 (a)	14,000	14,000
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank) 1.685%, 10/07/04 (a)	4,000	4,000
		18,000
Kansas – 0.6%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank) 1.685%, 10/07/04 (a)	9,170	9,170
Kentucky – 0.2%
Lexington-Fayette Urban County Government, Residential Facilities, Richmond Place Association Project (LOC: Bank of America) 1.070%, 04/01/15	2,630	2,630
Louisiana – 0.9%
State of Louisiana (CP) INS: AMBAC SPA: CSFB 1.320%, 10/12/04	5,000	5,000
1.130%, 10/18/04	10,000	10,000
		15,000
Maryland – 1.0%
Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank) 1.715%, 10/07/04 (a)	4,000	4,000
Gaithersburg Economic Development, Asbury Methodist, Series A (INS: MBIA) 1.685%, 10/07/04 (a)	12,790	12,790
		16,790
Massachusetts – 3.4%
Massachusetts Health & Educational Facilities Authority, Hallmark Health Systems, Series B (INS: FSA, GO of Institution) 1.655%, 10/07/04 (a)	9,880	9,880

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
State of Massachusetts, Series B (SPA: Landesbank – Hessen – THRGN) (GO) 1.725%, 10/07/04 (a)	$19,995	$19,995
State of Massachusetts, Series C (GO) (SPA: State Street B&T) 1.725%, 10/07/04 (a)	25,725	25,725
		55,600
Michigan – 5.5%
Detroit Sewage Disposal, Series E (INS: FGIC) 1.550%, 08/04/05 (a)	11,790	11,790
Hannahville Indian Community Finance, Series A (LOC: National City) 1.775%, 10/07/04 (a) (b)	700	700
Jackson County Economic Development, Vista Grande Villa, Series A (LOC: Lasalle National Bank) 1.735%, 10/01/04 (a)	5,700	5,700
Michigan Municipal Bond Authority, Series B-1 3.000%, 08/19/05	3,500	3,544
Michigan State Housing Development Authority (INS: MBIA) (SPA: Merrill Lynch Cap Services) 1.715%, 10/07/04 (a) (b)	5,325	5,325
State of Michigan (CP) 1.250%, 12/01/04	30,080	30,080
State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank) 1.745%, 10/07/04 (a)	18,775	18,775
Wayne Charter County (LOC: Allied Irish Bank, PLC) 1.725%, 10/07/04 (a)	13,825	13,825
		89,739
Minnesota – 3.7%
Eden Prairie, Multifamily Housing Authority (Liquidity: Freddie Mac) 1.745%, 10/07/04 (a)	14,105	14,105
Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC) 1.745%, 10/07/04 (a)	1,960	1,960
Minnesota State Higher Educational FaciIities Bethel College, Credit Support: GO of Institution (LOC: Allied Irish Bank, PLC) 1.745%, 10/07/04 (a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC) 1.745%, 10/07/04 (a)	3,000	3,000
University of Minnesota, Series A (GO of University) 1.725%, 10/07/04 (a)	36,725	36,725
		60,535
Missouri – 1.6%
ABN AMRO Munitops Certificates (INS: FGIC) (SPA: ABN AMRO Bank) 1.725%, 10/07/04 (a) (b)	9,435	9,435
Jackson County Missouri Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America) 1.745%, 10/07/04 (a)	7,700	7,700
Missouri State Health & Educational Facilties (LOC: Bank One) 1.705%, 10/07/04 (a)	9,330	9,330
		26,465

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Montana – 0.9%
Montana State Health Facilities Authority (INS: AMBAC) 1.845%, 10/07/04 (a) (b)	$14,625	$14,625
Nevada – 0.5%
ABN AMRO Munitops Certificates Trust, Nevada State (GO) (INS: MBIA) (SPA: ABN AMRO) 1.745%, 10/07/04 (a) (b)	8,500	8,500
New Hampshire – 0.3%
New Hampshire Health & Education Facilities Authority, Colby-Sawyer College (LOC: Allied Irish Bank, PLC) 1.700%, 10/07/04 (a)	5,000	5,000
New Mexico – 0.6%
Bernalillo County New Mexico, Series A 2.000%, 12/14/04	10,000	10,017
New York – 2.4%
New York, Series -h8 (LOC: Westlb AG) 1.636%, 10/07/04 (a)	30,000	30,000
State of New York (GO) (SPA: Lehman Liquidity) (Credit: CIFG-TCRS) 1.745%, 10/07/04 (a) (b)	9,975	9,975
		39,975
North Carolina – 2.3%
North Carolina State Correctional Facilities Project, Series A 2.000%, 02/01/05	2,000	2,006
North Carolina Student Housing, Fayetteville University (LOC: Wachovia) 1.685%, 10/07/04 (a)	9,825	9,825
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank) 1.685%, 10/07/04 (a)	9,375	9,375
North Carolina Wolfpack Club Project (LOC: Bank of America) 1.695%, 10/07/04 (a)	13,800	13,800
Wake County North Carolina, Series B 4.500%, 02/01/05	3,150	3,186
		38,192
North Dakota – 0.2%
Mercer County Pollution Control (LOC: Lasalle Bank) 1.705%, 10/07/04 (a)	3,600	3,600
Ohio – 5.1%
ABN AMRO Munitops Certificates Trust, Westerville Ohio County School (INS: MBIA) (SPA: ABN AMRO Bank) 1.725%, 10/07/04 (a) (b)	4,000	4,000
Akron Bath Copley, Summa Health Systems, Series B (LOC: Bank One) 1.705%, 10/07/04 (a)	6,250	6,250
Franklin County Health Care Facilities Revenue, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC) 1.735%, 10/07/04 (a)	16,690	16,690
Franklin County Ohio Health Care Facilities (LOC: National City Bank) 1.715%, 10/07/04 (a)	3,700	3,700
Logan County Ohio Healthcare Facilities (LOC: Fifth Third Bank) 1.785%, 10/07/04 (a)	10,740	10,740

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Lucas County Ohio Facilities Improvement, Toledo Society (LOC: Fifth Third Bank) 1.506%, 10/07/04 (a)	$12,200	$12,200
Miami County Hospital (SPA: Merrill Lynch Cap Services) 1.785%, 10/07/04 (a) (b)	4,580	4,580
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank) 1.725%, 10/07/04 (a)	2,300	2,300
Ohio State Air Quality Development Authority, Ohio Power (INS: AMBAC) (Liquidity: Merrill Lynch Services) 1.715%, 10/07/04 (a) (b)	4,700	4,700
Ohio State Higher Education Facilities, Lake Erie (LOC: Fifth Third Bank) 1.725%, 10/07/04 (a)	12,515	12,515
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank) 1.685%, 10/07/04 (a)	5,610	5,610
		83,285
Oklahoma – 0.7%
Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America) 1.745%, 10/07/04 (a)	2,780	2,780
Tulsa Industrial Authority Revenue Floating 1.725%, 10/07/04 (a) (b)	7,970	7,970
		10,750
Rhode Island – 0.4%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York) 1.685%, 10/07/04 (a)	6,750	6,750
South Carolina – 3.8%
ABN AMRO Munitops Certificates Trust (GO) (INS: FSA SCSDE) (SPA: ABN AMRO Bank) 1.745%, 10/07/04 (a) (b)	14,000	14,000
ABN AMRO Munitops Certificates Trust, South Carolina Transportation Infrastructure (INS: AMBAC) (SPA: ABN AMRO Bank) 1.745%, 10/07/04 (a) (b)	12,100	12,100
Charleston SC Waterworks and Sewer, Series A (LOC: Bank of America) 1.715%, 01/01/33 (a)	8,665	8,665
Piedmont Municipal Power Agency, Series B-1 (INS: MBIA) (SPA: J.P. Morgan Chase Bank) 1.695%, 10/07/04 (a)	11,700	11,700
Spartanburg County School District #1 (INS: SCDSE) 2.250%, 05/12/05	7,000	7,038
State of South Carolina (GO) 2.000%, 04/01/05	8,500	8,540
		62,043
Tennessee – 3.2%
Chattanooga Health Education & Housing Facilities, Phase I, Series A (LOC: First Union National Bank) 1.685%, 10/07/04 (a)	8,400	8,400
Chattanooga Health Education & Housing Facilities, Tuff/Chattanooga Housing Project (LOC: Wachovia) 1.685%, 10/07/04 (a)	10,000	10,000
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank) 1.685%, 10/07/04 (a)	10,000	10,000

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Memphis TN (CP) (LOC: West Deutsche Landesbank) 1.170%, 10/13/04	$12,500	$12,500
Met Government Nashville & Davidson (LOC: Societe Generale) 1.596%, 10/07/04 (a) (b)	7,035	7,035
Rutherford County Industrial Development - Square D Company (LOC: Societe Generale) 1.695%, 10/07/04 (a)	4,100	4,100
		52,035
Texas – 13.3%
ABN AMRO Munitops Certificates Trust, Comal Texas (Credit: PSF-GTD) (SPA: ABN AMRO Bank) 1.745%, 10/07/04 (a) (b)	10,002	10,002
ABN AMRO Munitops Certificates Trust, Frisco Texas School District (Credit: PSF-GTD) (SPA: ABN AMRO Bank) 1.600%, 09/30/05 (a) (b)	9,695	9,695
ABN AMRO Munitops Certificates Trust, Irving Texas (Credit: PSF-GTD) (SPA: ABN AMRO Bank) 1.080%, 03/09/05 (b)	11,390	11,390
ABN AMRO Munitops Certificates Trust, Williamson County Texas (INS: FSA) (SPA: ABN AMRO Bank) 1.745%, 10/07/04 (a) (b)	10,395	10,395
Galena Park Independent School District (GTY: TXPSF) 1.725%, 10/07/04 (a) (b)	20,965	20,965
Harris County Texas Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank) 1.735%, 10/07/04 (a)	19,000	19,000
Houston Health Facilities, Buckingham Senior Living, Series C (LOC: Lasalle Bank) 1.685%, 10/07/04 (a)	18,000	18,000
Kendall County Texas Health Facilities, Morningside Ministries (LOC: Bank One) 1.775%, 10/07/04 (a)	15,000	15,000
Midland County Texas Health Facilities, Manor Park Project (LOC: Wells Fargo Bank) 1.745%, 10/07/04 (a)	17,860	17,860
Northeast Independent School District (Credit: PSF-GTD) (Liquidity: Societe Generale) 1.725%, 10/07/04 (a) (b)	26,515	26,515
Texas Tax & Revenue Anticipation Notes 3.000%, 08/31/05	35,000	35,440
University of Texas (CP) 1.170%, 10/04/04	10,000	10,000
1.320%, 10/12/04	13,300	13,300
		217,562
Utah – 0.9%
Utah Building Ownership Authority, Facilities Master Lease, Series C (LOC: Landesbank – Hessen – THRGN) 1.695%, 10/07/04 (a)	14,550	14,550
Virginia – 0.4%
Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Series B (LOC: Bank of America) 1.695%, 10/07/04 (a)	6,000	6,000

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Washington – 2.7%
ABN AMRO Munitops Certificates Trust, Washington State (GO) (INS: MBIA-IBC) (SPA: ABN AMRO Bank) 1.745%, 10/07/04 (a) (b)	$14,000	$14,000
Everett Public Facilities (CP) 1.420%, 01/12/05	6,240	6,240
Washington Housing Finance Community Nonprofit, Museum History & Industry (LOC: Bank of America) 1.745%, 10/01/04 (a)	4,800	4,800
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America) 1.725%, 10/07/04 (a)	6,160	6,160
Washington State Housing Financial Nonprofit Revenue, Emerald Heights Project (LOC: Bank of America) 1.665%, 10/01/04 (a)	5,640	5,640
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America) 1.745%, 10/07/04 (a)	6,600	6,600
		43,440
West Virginia – 0.0%
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Bank One) 1.695%, 10/07/04 (a)	140	140
Wisconsin – 3.0%
Wisconsin Clean Water, Series 2 (INS: MBIA) 5.000%, 06/01/05	4,840	4,956
Wisconsin Health & Educational Facilities, Aurora Health Care, Series C (LOC: KBC Bank) (LOC: Bank of Nova Scotia) 1.636%, 10/07/04 (a)	5,900	5,900
Wisconsin Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank) 1.685%, 10/07/04 (a)	5,000	5,000
Wisconsin State Health & Education Facilties (LOC: Marshall & Illsley) 1.745%, 10/07/04 (a)	13,490	13,490
Wisconsin State Health and Educational Facilities, Lindengrove, Series B (LOC: Bank One) 1.715%, 10/07/04 (a)	7,500	7,500
Wisconsin State Health and Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One) 1.715%, 10/07/04 (a)	4,400	4,400
Wisconsin State Health Marshfield (LOC: Morgan Guaranty) 1.665%, 10/07/04 (a)	8,000	8,000
		49,246
Multistate – 1.0%
Clipper Tax-Exempt Trust 1.805%, 10/07/04 (a) (b)	17,005	17,005
Total Municipal Bonds (Cost $1,666,465)		1,666,465

Tax Free Obligations Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Money Market Fund – 0.0%
AIM Tax Free Investments Company	689	$1
Money Market Obligations Trust	683,558	683
Total Money Market Fund (Cost $684)		684
Total Investments – 101.9% (Cost $1,667,149)		1,667,149
Other Assets and Liabilities, Net – (1.9)%		(31,605)
Total Net Assets – 100.0%		$1,635,544

(a)  Variable Rate Security – The rate shown is the rate in effect as of September 30, 2004. The date shown is the next reset date.

(b)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2004, the value of these investments was $257,422,000 or 15.7% of total net assets.

AMBAC – American Municipal Bond Assurance Company

CP – Commercial Paper

CSFB – Credit Suisse First Boston

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assistance

GO – General Obligation

GTD – Guaranteed

GTY – Guaranty

IBC – Insured Bond Certificate

INS – Insured

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

PLC – Public Liability Company

PSF – Permanent School Fund

SCDSE – South Carolina School District Enhancement Program

SPA – Standby Purchase Agreement

THRGN – Landesbank Hessen – Thuringen Bank

TXPSF – Texas Permanent School Fund

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Treasury Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Treasury Obligations – 18.0%
U.S. Treasury Notes 5.875%, 11/15/04	$445,000	$447,484
2.000%, 11/30/04	125,000	125,130
7.500%, 02/15/05	75,000	76,775
1.500%, 02/28/05	250,000	250,261
1.625%, 03/31/05	160,000	160,171
1.250%, 05/31/05	270,000	269,051
1.125%, 06/30/05	65,000	64,565
6.500%, 08/15/05	50,000	51,855
2.000%, 08/31/05	60,000	59,994
1.625%, 09/30/05	135,000	134,276
Total U.S. Treasury Obligations (Cost $1,639,562)		1,639,562
Repurchase Agreements – 82.0%
ABN AMRO 1.770%, dated 9/30/04, matures 10/1/04, repurchase price $1,850,090,958 (collateralized by U.S. Treasury Obligations: Total Market Value $1,887,000,834)	1,850,000	1,850,000
Bear Stearns 1.730%, dated 9/30/04, matures 10/1/04, repurchase price $1,250,060,069 (collateralized by U.S. Treasury Obligations: Total Market Value $1,278,031,172)	1,250,000	1,250,000
CS First Boston 1.750%, dated 9/30/04, matures 10/1/04, repurchase price $450,021,875 (collateralized by U.S. Treasury Obligations: Total Market Value $459,003,854)	450,000	450,000
Deutsche Bank 1.750%, dated 9/30/04, matures 10/1/04, repurchase price $200,009,722 (collateralized by U.S. Treasury Obligations: Total Market Value $204,000,000)	200,000	200,000
Goldman Sachs 1.710%, dated 9/30/04, matures 10/1/04, repurchase price $750,035,625 (collateralized by U.S. Treasury Obligations: Total Market Value $765,000,513)	750,000	750,000
Greenwich Capital 1.770%, dated 9/30/04, matures 10/1/04, repurchase price $550,027,042 (collateralized by U.S. Treasury Obligations: Total Market Value $561,000,290)	550,000	550,000
Morgan Stanley 1.740%, dated 9/30/04, matures 10/1/04, repurchase price $1,000,048,333 (collateralized by U.S. Treasury Obligations: Total Market Value $1,020,000,060)	1,000,000	1,000,000
Societe Generale 1.750%, dated 9/30/04, matures 10/1/04, repurchase price $150,007,292 (collateralized by U.S. Treasury Obligations: Total Market Value $153,028,303)	150,000	150,000
UBS Warburg 1.740%, dated 9/30/04, matures 10/1/04, repurchase price $790,342,198 (collateralized by U.S. Treasury Obligations: Total Market Value $806,113,424)	790,304	790,304

Treasury Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Wachovia Capital 1.770%, dated 9/30/04, matures 10/1/04, repurchase price $200,009,833 (collateralized by U.S. Treasury Obligations: Total Market Value $204,000,426)	$200,000	$200,000
Wachovia Securities 1.790%, dated 9/30/04, matures 10/1/04, repurchase price $300,014,917 (collateralized by U.S. Treasury Obligations: Total Market Value $306,000,418)	300,000	300,000
Total Repurchase Agreements (Cost $7,490,304)		7,490,304
Total Investments – 100.0% (Cost $9,129,866)		9,129,866
Other Assets and Liabilities, Net – 0.0%		1,873
Total Net Assets – 100.0%		$9,131,739

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Treasury Reserve Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Treasury Obligations – 20.0%
U.S. Treasury Notes 5.875%, 11/15/04	$85,000	$85,475
2.000%, 11/30/04	55,000	55,061
1.500%, 02/28/05	10,000	10,009
1.625%, 03/31/05	20,000	20,034
1.250%, 05/31/05	30,000	29,880
1.125%, 06/30/05	10,000	9,933
6.500%, 08/15/05	10,000	10,371
1.625%, 09/30/05	25,000	24,868
Total U.S. Treasury Obligations (Cost $245,631)		245,631
Repurchase Agreements – 79.9%
ABN AMRO 1.770%, dated 9/30/04, matures 10/1/04, repurchase price $150,007,375 (collateralized by U.S. Treasury Obligations: Total Market Value $153,001,176)	150,000	150,000
Bear Stearns 1.730%, dated 9/30/04, matures 10/1/04, repurchase price $250,012,014 (collateralized by U.S. Treasury Obligations: Total Market Value $256,005,006)	250,000	250,000
Goldman Sachs 1.710%, dated 9/30/04, matures 10/1/04, repurchase price $250,011,875 (collateralized by U.S. Treasury Obligations: Total Market Value $255,000,820)	250,000	250,000
Greenwich Capital 1.770%, dated 9/30/04, matures 10/1/04, repurchase price $200,009,833 (collateralized by U.S. Treasury Obligations: Total Market Value $204,001,315)	200,000	200,000
UBS Warburg 1.740%, dated 9/30/04, matures 10/1/04, repurchase price $130,499,307 (collateralized by U.S. Treasury Obligations: Total Market Value $133,104,363)	130,493	130,493
Total Repurchase Agreements (Cost $980,493)		980,493
Total Investments – 99.9% (Cost $1,226,124)		1,226,124
Other Assets and Liabilities, Net – 0.1%		973
Total Net Assets – 100.0%		$1,227,097

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

(This page has been left blank intentionally.)

Statements of Assets and Liabilities September 30, 2004, in thousands, except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	Treasury Reserve Fund
ASSETS:
Investments in securities, at amortized cost	$1,979,316	$14,884,587	$1,667,149	$1,639,562	$245,631
Repurchase agreements, at amortized cost	1,724,912	579,291	-	7,490,304	980,493
Cash	20	224	1	-	-
Receivable for dividends and interest	2,772	40,924	3,579	13,969	2,556
Receivable for capital shares sold	-	-	7	-	-
Prepaid expenses and other assets	73	279	44	141	46
Total assets	3,707,093	15,505,305	1,670,780	9,143,976	1,228,726
LIABILITIES:
Dividends payable	3,204	15,664	1,246	7,664	616
Payable for investment securities purchased	299,910	-	33,375	-	-
Payable for capital shares redeemed	-	2,673	9	2	-
Payable to affiliates	646	3,270	272	1,798	260
Payable for distribution and shareholder servicing fees	834	3,479	322	2,701	744
Accrued expenses and other liabilities	30	127	12	72	9
Total liabilities	304,624	25,213	35,236	12,237	1,629
Net assets	$3,402,469	$15,480,092	$1,635,544	$9,131,739	$1,227,097
COMPOSITION OF NET ASSETS:
Portfolio capital	$3,402,489	$15,479,868	$1,635,483	$9,131,806	$1,227,105
Undistributed (distributions in excess of) net investment income	(27)	173	9	(5)	(8)
Accumulated net realized gain (loss) on investments	7	51	52	(62)	-
Net assets	$3,402,469	$15,480,092	$1,635,544	$9,131,739	$1,227,097
Class A:
Net assets	$144,764	$1,296,169	$159,531	$1,197,325	$1,227,097
Shares issued and outstanding ($0.01 par value - 5 billion authorized)	144,694	1,296,205	159,559	1,197,301	1,227,122
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	$-	$15,376	$-	$ -	$-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	15,380	-	-	-
Net asset value, offering price, and redemption price per share	$-	$1.00	$-	$-	$-
Class C:
Net assets	$-	$19,349	$-	$-	$-
Shares issued and outstanding ($0.01 par value - 1 billion authorized)	-	19,349	-	-	-
Net asset value, offering price, and redemption price per share	$-	$1.00	$-	$-	$-
Class D:
Net assets	$834,112	$712,727	$14,134	$4,898,189	$-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	834,125	712,732	14,134	4,898,240	-
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$-
Class I:
Net assets	$-	$1,647,456	$-	$-	$-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	1,647,491	-	-	-
Net asset value, offering price, and redemption price per share	$-	$1.00	$-	$-	$-
Class Y:
Net assets	$1,702,220	$5,309,431	$768,269	$2,838,253	$-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	1,702,317	5,309,336	768,241	2,838,283	-
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$-
Class Z:
Net assets	$424,941	$3,377,543	$485,135	$166,347	$-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	424,941	3,377,540	485,129	166,347	-
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$-
Piper Jaffray:
Net assets	$296,432	$3,102,041	$208,475	$31,625	$-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	296,499	3,102,029	208,485	31,624	-
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$-

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Statements of Operations For the fiscal year ended September 30, 2004, in thousands

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	Treasury Reserve Fund
INVESTMENT INCOME:
Interest	$38,366	$207,226	$16,260	$115,408	$18,902
Securities lending	34	-	-	-	-
Total investment income	38,400	207,226	16,260	115,408	18,902
EXPENSES:
Investment advisory fees	3,190	16,478	1,486	10,184	1,687
Co-administration fees and expenses (including transfer agency fees)	4,632	26,388	2,280	13,664	2,184
Custodian fees	319	1,648	149	1,018	169
Directors' fees	76	381	34	247	39
Registration fees	86	162	87	65	56
Printing	49	248	21	157	27
Professional fees	145	715	63	459	71
Other	86	364	60	313	79
Distribution and shareholder servicing fees – Class A	738	5,945	791	6,166	12,651
Distribution and shareholder servicing fees – Class B	-	67	-	-	-
Distribution and shareholder servicing fees – Class C	-	74	-	-	-
Distribution and shareholder servicing fees – Class D	3,239	3,039	80	21,217	-
Shareholder servicing fees – Class I	-	3,619	-	-	-
Shareholder servicing fees – Class Y	4,213	14,686	2,260	8,633
Shareholder servicing fees – Piper Jaffray	1,795	17,885	1,298	470	-
Total expenses	18,568	91,699	8,609	62,593	16,963
Less: Fee waivers	(1,906)	(5,696)	(1,016)	(5,097)	(1,107)
Total net expenses	16,662	86,003	7,593	57,496	15,856
Investment income – net	21,738	121,223	8,667	57,912	3,046
Net realized gain on investments	19	51	52	-	-
Net increase in net assets resulting from operations	$21,757	$121,274	$8,719	$57,912	$3,046

FIRST AMERICAN FUNDS Annual Report 2004

Statements of Changes in Net Assets in thousands

	Government Obligations Fund	Prime Obligations Fund		Tax Free Obligations Fund
	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04
OPERATIONS:
Investment income – net	$21,738	$25,267	$121,223	$150,493	$8,667
Net realized gain on investments	19	-	51	6	52
Net increase in net assets resulting from operations	21,757	25,267	121,274	150,499	8,719
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(667)	(523)	(5,968)	(348)	(538)
Class B	-	-	(10)	(11)	-
Class C	-	-	(13)	(6)	-
Class D	(4,810)	(5,707)	(4,713)	(6,265)	(97)
Class I	-	-	(15,694)	(25,049)	-
Class Y	(12,630)	(15,558)	(44,841)	(81,697)	(5,755)
Class Z	(2,117)	-	(35,276)	(3,190)	(1,391)
Piper Jaffray	(1,514)	(3,478)	(14,707)	(33,928)	(886)
Net realized gain on investments:
Class A	-	-	(2)	-	(6)
Class D	-	-	-	-	(1)
Class Y	-	-	(3)	-	(48)
Class Z	-	-	(1)	-	-
Piper Jaffray	-	-	-	-	(18)
Total distributions	(21,738)	(25,266)	(121,228)	(150,494)	(8,740)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	624,638	215,734	5,207,624	504,642	418,277
Reinvestment of distributions	285	1	4,044	1	296
Payments for redemptions	(631,572)	(257,042)	(5,409,696)	(417,928)	(475,924)
Increase (decrease) in net assets from Class A transactions	(6,649)	(41,307)	(198,028)	86,715	(57,351)
Class B:
Proceeds from sales	-	-	13,329	4,397	-
Reinvestment of distributions	-	-	5	13	-
Payments for redemptions	-	-	(6,039)	(6,680)	-
Increase (decrease) in net assets from Class B transactions	-	-	7,295	(2,270)	-
Class C:
Proceeds from sales	-	-	22,153	15,669	-
Reinvestment of distributions	-	-	5	4	-
Payments for redemptions	-	-	(9,546)	(11,894)	-
Increase in net assets from Class C transactions	-	-	12,612	3,779	-
Class D:
Proceeds from sales	3,121,709	3,531,232	6,374,861	6,138,802	173,329
Reinvestment of distributions	4	54	46	556	-
Payments for redemptions	(3,190,547)	(3,056,653)	(6,294,647)	(6,130,325)	(178,537)
Increase (decrease) in net assets from Class D transactions	(68,834)	474,633	80,260	9,033	(5,208)
Class I:
Proceeds from sales	-	-	9,002,857	8,342,321	-
Reinvestment of distributions	-	-	1,055	2,257	-
Payments for redemptions	-	-	(8,988,148)	(9,291,624)	-
Increase (decrease) in net assets from Class I transactions	-	-	15,764	(947,046)	-
Class Y:
Proceeds from sales	16,379,683	12,298,176	68,772,198	66,564,151	1,948,928
Reinvestment of distributions	4,330	6,776	17,792	37,417	810
Payments for redemptions	(16,232,248)	(12,317,387)	(70,311,174)	(68,437,758)	(2,062,138)
Increase (decrease) in net assets from Class Y transactions	151,765	(12,435)	(1,521,184)	(1,836,190)	(112,400)
Class Z:
Proceeds from sales	885,277	-	42,070,958	4,895,562	1,033,492
Reinvestment of distributions	-	-	2,503	62	173
Payments for redemptions	(460,335)	-	(41,924,285)	(1,667,259)	(548,536)
Increase in net assets from Class Z transactions	424,942	-	149,176	3,228,365	485,129
Piper Jaffray:
Proceeds from sales	401,555	813,989	3,069,685	10,000,038	278,202
Reinvestment of distributions	1,272	3,488	12,410	35,428	764
Payments for redemptions	(482,733)	(878,280)	(3,239,104)	(11,131,842)	(325,845)
Decrease in net assets from Piper Jaffray transactions	(79,906)	(60,803)	(157,009)	(1,096,376)	(46,879)
Increase (decrease) in net assets from capital share transactions	421,318	360,088	(1,611,114)	(553,990)	263,291
Total increase (decrease) in net assets	421,337	360,089	(1,611,068)	(553,985)	263,270
Net assets at beginning of period	2,981,132	2,621,043	17,091,160	17,645,145	1,372,274
Net assets at end of period	$3,402,469	$2,981,132	$15,480,092	$17,091,160	$1,635,544
Undistributed (distributions in excess of) net investment income	$(27)	$(27)	$173	$172	$(9)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

	Treasury Obligations Fund		Treasury Reserve Fund
	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03
OPERATIONS:
Investment income – net	$8,966	$57,912	$78,089	$3,046	$10,163
Net realized gain on investments	95	-	2	-	-
Net increase in net assets resulting from operations	9,061	57,912	78,091	3,046	10,163
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(880)	(4,766)	(8,107)	(3,054)	(10,163)
Class B	-	-	-	-	-
Class C	-	-	-	-	-
Class D	(131)	(28,158)	(36,523)	-	-
Class I	-	-	-	-	-
Class Y	(6,028)	(23,682)	(31,412)	-	-
Class Z	-	(981)	-	-	-
Piper Jaffray	(1,927)	(325)	(2,047)	-	-
Net realized gain on investments:
Class A	-	-	-	-	-
Class D	-	-	-	-	-
Class Y	-	-	-	-	-
Class Z	-	-	-	-	-
Piper Jaffray	-	-	-	-	-
Total distributions	(8,966)	(57,912)	(78,089)	(3,054)	(10,163)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	389,270	3,731,445	2,891,552	2,449,246	3,491,491
Reinvestment of distributions	-	115	48	1,859	9,039
Payments for redemptions	(472,655)	(4,157,309)	(3,185,732)	(3,179,352)	(4,339,951)
Increase (decrease) in net assets from Class A transactions	(83,385)	(425,749)	(294,132)	(728,247)	(839,421)
Class B:
Proceeds from sales	-	-	-	-	-
Reinvestment of distributions	-	-	-	-	-
Payments for redemptions	-	-	-	-	-
Increase (decrease) in net assets from Class B transactions	-	-	-	-	-
Class C:
Proceeds from sales	-	-	-	-	-
Reinvestment of distributions	-	-	-	-	-
Payments for redemptions	-	-	-	-	-
Increase in net assets from Class C transactions	-	-	-	-	-
Class D:
Proceeds from sales	69,558	25,492,341	36,795,843	-	-
Reinvestment of distributions	-	1	32	-	-
Payments for redemptions	(71,168)	(26,314,282)	(36,231,031)	-	-
Increase (decrease) in net assets from Class D transactions	(1,610)	(821,940)	564,844	-	-
Class I:
Proceeds from sales	-	-	-	-	-
Reinvestment of distributions	-	-	-	-	-
Payments for redemptions	-	-	-	-	-
Increase (decrease) in net assets from Class I transactions	-	-	-	-	-
Class Y:
Proceeds from sales	2,638,663	21,043,156	20,137,572	-	-
Reinvestment of distributions	741	4,417	7,504	-	-
Payments for redemptions	(2,342,910)	(21,779,713)	(19,571,299)	-	-
Increase (decrease) in net assets from Class Y transactions	296,494	(732,140)	573,777	-	-
Class Z:
Proceeds from sales	-	683,068	-	-	-
Reinvestment of distributions	-	30	-	-	-
Payments for redemptions	-	(516,751)	-	-	-
Increase in net assets from Class Z transactions	-	166,347	-	-	-
Piper Jaffray:
Proceeds from sales	430,912	172,841	1,329,721	-	-
Reinvestment of distributions	2,073	141	318	-	-
Payments for redemptions	(490,240)	(351,106)	(1,081,952)	-	-
Decrease in net assets from Piper Jaffray transactions	(57,255)	(178,124)	248,087	-	-
Increase (decrease) in net assets from capital share transactions	154,244	(1,991,606)	1,092,576	(728,247)	(839,421)
Total increase (decrease) in net assets	154,339	(1,991,606)	1,092,578	(728,255)	(839,421)
Net assets at beginning of period	1,217,935	11,123,345	10,030,767	1,955,352	2,794,773
Net assets at end of period	$1,372,274	$9,131,739	$11,123,345	$1,227,097	$1,955,352
Undistributed (distributions in excess of) net investment income	$(4)	$(5)	$(5)	$(8)	$-

FIRST AMERICAN FUNDS Annual Report 2004

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2004	(1)	$1.00	$0.004	$(0.004)	$1.00	0.45%	$144,764	0.75%	0.45%	0.80%	0.40%
2003		1.00	0.006	(0.006)	1.00	0.52	60,206	0.75	0.67	0.81	0.61
2002		1.00	0.014	(0.014)	1.00	1.41	101,513	0.75	1.42	0.81	1.36
2001	(2)	1.00	0.001	(0.001)	1.00	0.05	96,036	0.70	2.66	0.80	2.56
Class D
2004		$1.00	$0.006	$(0.006)	$1.00	0.60%	$834,112	0.60%	0.60%	0.65%	0.55%
2003		1.00	0.008	(0.008)	1.00	0.78	902,940	0.60	0.73	0.65	0.68
2002		1.00	0.015	(0.015)	1.00	1.56	428,307	0.60	1.57	0.66	1.51
2001		1.00	0.046	(0.046)	1.00	4.68	609,315	0.60	4.51	0.66	4.45
2000		1.00	0.055	(0.055)	1.00	5.59	472,078	0.60	5.47	0.66	5.41
Class Y
2004		$1.00	$0.007	$(0.007)	$1.00	0.75%	$1,702,220	0.45%	0.75%	0.50%	0.70%
2003		1.00	0.009	(0.009)	1.00	0.93	1,550,445	0.45	0.93	0.51	0.87
2002		1.00	0.017	(0.017)	1.00	1.71	1,562,880	0.45	1.68	0.51	1.62
2001		1.00	0.047	(0.047)	1.00	4.84	1,041,700	0.45	4.75	0.51	4.69
2000		1.00	0.056	(0.056)	1.00	5.75	937,230	0.45	5.59	0.51	5.53
Class Z
2004	(3)	$1.00	$0.008	$(0.008)	$1.00	0.84%	$424,941	0.20%	1.12%	0.25%	1.07%
Piper Jaffray
2004	(4)	$1.00	$0.004	$(0.004)	$1.00	0.43%	$296,432	0.76%	0.42%	0.88%	0.30%
2003		1.00	0.006	(0.006)	1.00	0.65	467,541	0.73	0.65	0.78	0.60
2002		1.00	0.014	(0.014)	1.00	1.41	528,343	0.75	1.39	0.81	1.33
2001		1.00	0.044	(0.044)	1.00	4.53	490,164	0.75	4.41	0.81	4.35
2000		1.00	0.053	(0.053)	1.00	5.43	470,587	0.76	5.29	0.82	5.23

  (1)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (2)  Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

  (3)  Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.

  (4)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

  (5)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

FIRST AMERICAN FUNDS Annual Report 2004

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Prime Obligations Fund
Class A
2004	(1)	$1.00	$0.005	$(0.005)	$1.00	0.48%	$1,296,169	0.78%	0.50%	0.80%	0.48%
2003		1.00	0.007	(0.007)	1.00	0.67	120,863	0.78	0.59	0.80	0.57
2002		1.00	0.014	(0.014)	1.00	1.46	34,147	0.78	1.31	0.81	1.28
2001	(2)	1.00	-	-	1.00	0.04	-	-	-	-	-
Class B
2004		$1.00	$0.001	$(0.001)	$1.00	0.11%	$15,376	1.14%	0.15%	1.16%	0.13%
2003		1.00	0.001	(0.001)	1.00	0.04	8,079	1.36	0.10	1.38	0.08
2002		1.00	0.007	(0.007)	1.00	0.75	10,350	1.48	0.73	1.51	0.70
2001		1.00	0.038	(0.038)	1.00	3.92	7,393	1.48	3.74	1.51	3.71
2000		1.00	0.047	(0.047)	1.00	4.85	4,009	1.47	4.72	1.51	4.68
Class C
2004		$1.00	$0.001	$(0.001)	$1.00	0.11%	$19,349	1.15%	0.17%	1.17%	0.15%
2003		1.00	0.001	(0.001)	1.00	0.14	6,736	1.33	0.07	1.35	0.05
2002		1.00	0.007	(0.007)	1.00	0.75	2,958	1.48	0.71	1.51	0.68
2001		1.00	0.038	(0.038)	1.00	3.90	2,163	1.49	3.66	1.51	3.64
2000		1.00	0.047	(0.047)	1.00	4.85	371	1.46	4.63	1.51	4.58
Class D
2004		$1.00	$0.006	$(0.006)	$1.00	0.63%	$712,727	0.63%	0.62%	0.65%	0.60%
2003		1.00	0.008	(0.008)	1.00	0.82	632,464	0.63	0.80	0.65	0.78
2002		1.00	0.016	(0.016)	1.00	1.61	623,431	0.63	1.61	0.66	1.58
2001		1.00	0.047	(0.047)	1.00	4.81	738,871	0.63	4.55	0.65	4.53
2000		1.00	0.056	(0.056)	1.00	5.74	515,806	0.62	5.62	0.66	5.58
Class I
2004		$1.00	$0.009	$(0.009)	$1.00	0.86%	$1,647,456	0.40%	0.87%	0.45%	0.82%
2003		1.00	0.010	(0.010)	1.00	1.05	1,631,687	0.40	1.07	0.42	1.05
2002		1.00	0.018	(0.018)	1.00	1.84	2,578,732	0.40	1.85	0.43	1.82
2001	(2)	1.00	0.001	(0.001)	1.00	0.06	2,932,264	0.48	3.00	0.54	2.94
Class Y
2004		$1.00	$0.008	$(0.008)	$1.00	0.78%	$5,309,431	0.48%	0.76%	0.50%	0.74%
2003		1.00	0.010	(0.010)	1.00	0.97	6,830,595	0.48	0.98	0.50	0.96
2002		1.00	0.017	(0.017)	1.00	1.76	8,666,782	0.48	1.73	0.51	1.70
2001		1.00	0.048	(0.048)	1.00	4.96	7,577,143	0.48	4.78	0.50	4.76
2000		1.00	0.057	(0.057)	1.00	5.90	6,431,029	0.47	5.75	0.51	5.71
Class Z
2004		$1.00	$0.011	$(0.011)	$1.00	1.06%	$3,377,543	0.20%	1.09%	0.25%	1.04%
2003	(3)	1.00	0.002	(0.002)	1.00	0.16	3,228,365	0.20	0.97	0.22	0.95
Piper Jaffray
2004	(4)	$1.00	$0.004	$(0.004)	$1.00	0.42%	$3,102,041	0.84%	0.41%	0.88%	0.37%
2003		1.00	0.006	(0.006)	1.00	0.63	4,632,371	0.81	0.64	0.83	0.62
2002		1.00	0.014	(0.014)	1.00	1.43	5,728,745	0.81	1.42	0.84	1.39
2001		1.00	0.045	(0.045)	1.00	4.61	5,784,153	0.83	4.46	0.85	4.44
2000		1.00	0.054	(0.054)	1.00	5.52	4,614,094	0.82	5.40	0.86	5.36

  (1)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (2)  Class A and Class I shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

  (3)  Class Z shares have been offered since August 1, 2003. All ratios for the period have been annualized, except total return.

  (4)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

  (5)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

FIRST AMERICAN FUNDS Annual Report 2004

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Tax Free Obligations Fund
Class A
2004	(1)	$1.00	$0.003	$(0.003)	$1.00	0.35%	$159,531	0.75%	0.34%	0.80%	0.29%
2003		1.00	0.005	(0.005)	1.00	0.45	123,272	0.75	0.48	0.81	0.42
2002		1.00	0.008	(0.008)	1.00	0.85	206,647	0.75	0.88	0.81	0.82
2001	(2)	1.00	-	-	1.00	0.02	402,813	0.70	1.67	0.76	1.61
Class D
2004		$1.00	$0.005	$(0.005)	$1.00	0.50%	$14,134	0.60%	0.48%	0.65%	0.43%
2003		1.00	0.006	(0.006)	1.00	0.60	19,343	0.60	0.59	0.65	0.54
2002		1.00	0.010	(0.010)	1.00	1.01	20,952	0.60	1.03	0.66	0.97
2001		1.00	0.028	(0.028)	1.00	2.86	32,615	0.60	2.84	0.66	2.78
2000		1.00	0.034	(0.034)	1.00	3.43	24,112	0.60	3.36	0.66	3.30
Class Y
2004		$1.00	$0.006	$(0.006)	$1.00	0.65%	$768,269	0.45%	0.63%	0.50%	0.58%
2003		1.00	0.008	(0.008)	1.00	0.76	880,685	0.45	0.72	0.50	0.67
2002		1.00	0.011	(0.011)	1.00	1.16	584,132	0.45	1.14	0.51	1.08
2001		1.00	0.029	(0.029)	1.00	3.02	443,276	0.45	2.93	0.51	2.87
2000		1.00	0.035	(0.035)	1.00	3.59	375,891	0.45	3.53	0.51	3.47
Class Z
2004	(3)	$1.00	$0.007	$(0.007)	$1.00	0.75%	$485,135	0.20%	0.96%	0.25%	0.91%
Piper Jaffray
2004	(4)	$1.00	$0.004	$(0.004)	$1.00	0.36%	$208,475	0.75%	0.34%	0.88%	0.21%
2003		1.00	0.005	(0.005)	1.00	0.48	348,974	0.72	0.48	0.77	0.43
2002		1.00	0.008	(0.008)	1.00	0.85	406,204	0.75	0.85	0.81	0.79
2001		1.00	0.027	(0.027)	1.00	2.72	497,631	0.74	2.63	0.80	2.57
2000		1.00	0.032	(0.032)	1.00	3.28	286,449	0.75	3.23	0.81	3.17
Treasury Obligations Fund
Class A
2004	(1)	$1.00	$0.004	$(0.004)	$1.00	0.39%	$1,197,325	0.75%	0.39%	0.80%	0.34%
2003		1.00	0.006	(0.006)	1.00	0.56	1,354,195	0.75	0.57	0.80	0.52
2002		1.00	0.013	(0.013)	1.00	1.34	1,648,326	0.75	1.34	0.81	1.28
2001	(2)	1.00	0.001	(0.001)	1.00	0.05	2,035,433	0.70	2.46	0.82	2.34
Class D
2004		$1.00	$0.005	$(0.005)	$1.00	0.54%	$4,898,189	0.60%	0.53%	0.65%	0.48%
2003		1.00	0.007	(0.007)	1.00	0.71	5,720,129	0.60	0.68	0.65	0.63
2002		1.00	0.015	(0.015)	1.00	1.49	5,155,284	0.60	1.48	0.66	1.42
2001		1.00	0.045	(0.045)	1.00	4.54	3,996,702	0.60	4.40	0.66	4.34
2000		1.00	0.052	(0.052)	1.00	5.37	3,252,551	0.60	5.23	0.66	5.17
Class Y
2004		$1.00	$0.007	$(0.007)	$1.00	0.69%	$2,838,253	0.45%	0.68%	0.50%	0.63%
2003		1.00	0.009	(0.009)	1.00	0.86	3,570,394	0.45	0.85	0.51	0.79
2002		1.00	0.016	(0.016)	1.00	1.64	2,996,616	0.45	1.62	0.51	1.56
2001		1.00	0.046	(0.046)	1.00	4.70	2,929,764	0.45	4.48	0.51	4.42
2000		1.00	0.054	(0.054)	1.00	5.53	2,065,655	0.45	5.39	0.51	5.33
Class Z
2004	(3)	$1.00	$0.008	$(0.008)	$1.00	0.80%	$166,347	0.20%	0.99%	0.25%	0.94%
Piper Jaffray
2004	(4)	$1.00	$0.005	$(0.005)	$1.00	0.46%	$31,625	0.75%	0.35%	0.81%	0.29%
2003		1.00	0.006	(0.006)	1.00	0.61	478,627	0.70	0.55	0.75	0.50
2002		1.00	0.013	(0.013)	1.00	1.34	230,541	0.75	1.29	0.81	1.23
2001		1.00	0.043	(0.043)	1.00	4.44	132,245	0.70	4.00	0.76	3.94
2000		1.00	0.052	(0.052)	1.00	5.27	30,506	0.70	5.16	0.76	5.10

  (1)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (2)  Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

  (3)  Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.

  (4)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

  (5)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

FIRST AMERICAN FUNDS Annual Report 2004

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Treasury Reserve Fund (1)
Class A
2004		$1.00	$0.002	$(0.002)	$1.00	0.21%	$1,227,097	0.94%	0.18%	1.01%	0.11%
2003		1.00	0.004	(0.004)	1.00	0.39	1,955,352	0.94	0.41	1.00	0.35
2002		1.00	0.011	(0.011)	1.00	1.15	2,794,773	0.94	1.15	1.00	1.09
2001	(2)	1.00	0.039	(0.039)	1.00	3.97	2,760,479	0.94	3.92	0.95	3.91
2000	(3)	1.00	0.050	(0.050)	1.00	5.04	2,284,168	0.99	4.98	1.09	4.88
1999	(4)	1.00	0.040	(0.040)	1.00	4.02	1,049,641	0.92	3.98	1.08	3.82

  (1)  The financial highlights for the Treasury Reserve Fund as set forth herein include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund
Class A shares. The assets of the Firstar U.S. Treasury Money Market Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for Class A shares of the Treasury Reserve Fund.

  (2)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.

  (3)  For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.

  (4)  For the year ended November 30, 1999.

  (5)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

1 >  Organization

The First American Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and Treasury Reserve Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Piper Jaffray shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray shares were named Class A shares. Class A shares are not subject to sales charges. Class B and Class C shares of the Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, and Piper Jaffray shares are offered only to qualifying institutional investors. Treasury Reserve Fund only offers Class A shares. Class B, Class C, and Class I shares are not offered by the Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or Treasury Reserve Fund.

The Funds' prospectuses provide descriptions of each Fund's investment objective, principal investment strategies and principal risks. All classes of shares of a Fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Securities and Exchange Act of 1940, the market values of the securities held in the Funds are determined weekly using prices supplied by the Funds' pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds 50% of the allowable 0.5% threshold, the Funds' administrators will notify the Funds' board of directors. The board of directors will be kept apprised of the situation until the difference is less than the 50% of the allowable 0.5% threshold. No such notification was required during the fiscal year ended September 30, 2004.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable on the first business day of the following month.

EXPENSES – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

FEDERAL TAXES – Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

FIRST AMERICAN FUNDS Annual Report 2004

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

On the Statement of Assets and Liabilities the following reclassifications were made for the Tax Free Obligations Fund (000):

	Undistributed Net Investment Income	Accumulated Net Realized Loss
Tax Free Obligations Fund	$13	$(13)

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The distributions paid during the fiscal years ended September 30, 2004 and 2003 (adjusted by dividends payable as of September 30, 2004 and 2003), were characterized as follows (000):

	2004
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$19,914	$-	$-	$19,914
Prime Obligations Fund	114,322	-	-	114,322
Tax Free Obligations Fund	20	7,917	65	8,002
Treasury Obligations Fund	54,652	-	-	54,652
Treasury Reserve Fund	2,673	-	-	2,673

	2003
Fund	Ordinary Income	Tax-Exempt Income	Total
Government Obligations Fund	$25,266	$-	$25,266
Prime Obligations Fund	150,494	-	150,494
Tax Free Obligations Fund	-	8,966	8,966
Treasury Obligations Fund	78,089	-	78,089
Treasury Reserve Fund	10,163	-	10,163

As of September 30, 2004, the components of accumulated earnings (deficit) on a tax-basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Post-October Losses	Total Accumulated Earnings
Government Obligations Fund	$3,185	$-	$-	$3,185	$-	$3,186
Prime Obligations Fund	15,841	-	51	15,892	-	15,892
Tax Free Obligations Fund	1	1,257	51	1,309	-	1,309
Treasury Obligations Fund	7,661	-	-	7,661	(62)	7,599
Treasury Reserve Fund	608	-	-	608	-	608

The differences between book-basis and tax-basis undistributed/accumulated income, gains and losses are primarily due to distributions declared but not paid by September 30, 2004.

As of September 30, 2004, the Treasury Obligations Fund had a capital loss carryforward of $62,000 that will expire in 2008.

REPURCHASE AGREEMENTS – Each Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' board of directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, a Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). USBAM currently receives fees equal to 25% of the Funds' income from securities lending transactions. The Funds also pay an administrative fee to USBAM equal to 0.025% based on the cash collateral held for the securities on loan. Fees paid to USBAM from the Government Obligations Fund for the fiscal year ended September 30, 2004, were $24,991. As of October 1, 2004, USBAM will receive fees equal to 35% of the Funds' income from securities lending transactions. The Funds will no longer pay an administrative fee to USBAM.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the Funds, along with other registerd investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating Funds. The Funds did not have any interfund lending transactions during the fiscal year ended September 30, 2004.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each Fund is 0.10% of the average daily net assets of each Fund. USBAM voluntarily waived fees during the fiscal year ended September 30, 2004, so that total fund operating expenses, as a percentage of average daily net assets, did not exceed the following amounts:

	Share Class
Fund	A	B	C	D	I	Y	Z	Piper Jaffray
Government Obligations Fund	0.75%	-%	-%	0.60%	-%	0.45%	0.20%	0.77%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.84
Tax Free Obligations Fund	0.75	-	-	0.60	-	0.45	0.20	0.75
Treasury Obligations Fund	0.75	-	-	0.60	-	0.45	0.20	0.75
Treasury Reserve Fund	0.94	-	-	-	-	-	-	-

FIRST AMERICAN FUNDS Annual Report 2004

CO-ADMINISTRATION FEES – USBAM and U.S. Bancorp Fund Services, LLC ("USBFS"), (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.15% of the aggregate average daily net assets up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. FAF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of the Funds that comprise FAF. For the fiscal year ended September 30, 2004, administration and transfer agent fees paid to USBAM and USBFS by the Funds included in this annual report were as follows (000):

Fund	Amount
Government Obligations Fund	$4,142
Prime Obligations Fund	20,989
Tax Free Obligations Fund	1,940
Treasury Obligations Fund	13,228
Treasury Reserve Fund	2,172

During the fiscal year ended September 30, 2004, administration fees of $973,828 were waived on Class Z of Prime Obligations Fund.

Each Fund, except Treasury Reserve Fund, currently pays to Piper Jaffray an annual fee equal to 0.15% of a Fund's average daily net assets attributable to its Piper Jaffray shares for certain recordkeeping services. During the fiscal year ended September 30, 2004, recordkeeping fees of $224,077, $1,118,052, $201,256 and $28,954 were waived on the Piper Jaffray shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund, respectively.

CUSTODIAN FEES – U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each Fund under rule 12b-1 of the Investment Company Act, each Fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, 0.25% and 0.50% of each Fund's average daily net assets of the Class A shares, Class B shares, Class C shares, Class D shares, Piper Jaffray shares and Treasury Reserve Fund, respectively. No distribution or shareholder servicing fees are paid by Class Y or Class I shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the Funds. In addition, for Class B shares and Class C shares, a portion of these fees may be used to provide compensation for shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the fiscal year ended September 30, 2004 (000):

Fund	Amount
Government Obligations Fund	$1,768
Prime Obligations Fund	5,877
Tax Free Obligations Fund	570
Treasury Obligations Fund	11,189
Treasury Reserve Fund	8,427

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y, and Piper Jaffray shares and Treasury Reserve Fund. Each Fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets of the Class A, Class D, Class Y, Piper Jaffray shares and the Treasury Reserve Fund, and a fee equal to an annual rate of 0.20% of the average daily net assets of the Class I shares. During the fiscal year ended September 30, 2004, shareholder servicing fees of $542,792 were waived on Class I of Prime Obligations Fund.

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended September 30, 2004 (000):

Fund	Amount
Government Obligations Fund	$7,500
Prime Obligations Fund	31,560
Tax Free Obligations Fund	3,353
Treasury Obligations Fund	25,199
Treasury Reserve Fund	4,221

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of independent directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. For the fiscal year ended September 30, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge As a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	-
Eighth	-

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the fiscal year ended September 30, 2004, total sales charges retained by affiliates of USBAM for distributing shares of the Prime Obligations Fund were $199,514.

4 >  Concentration of Credit Risk

The Tax Free Obligations Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At September 30, 2004, the percentage of portfolio investments by each revenue source was as follows:

Tax Free Obligations Fund
Revenue Bonds	82.2%
General Obligations	16.1%
Other	1.7%
100%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at September 30, 2004, were as follows (unaudited):

Standard & Poor's/ Moody's Ratings:	Tax Free Obligations Fund
AAA/Aaa	29.7%
AA/Aa	69.9
A/A	0.4
NR	-

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

5 >  Indemnifications

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS Annual Report 2004

NOTICE TO SHAREHOLDERS September 30, 2004 (unaudited)

TAX INFORMATION

The information set forth below is for each Fund's fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2005 on Form 1099. Please consult your tax advisor for proper treatment of this information.

Dear First American Shareholders:

For the fiscal year ended September 30, 2004, each Fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the year as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis) (a)
Government Obligations Fund	-%	100%	-%	100%
Prime Obligations Fund	-	100	-	100
Tax Free Obligations Fund	0.75	0.23	99.02	100
Treasury Obligations Fund	-	100	-	100
Treasury Reserve Fund	-	100	-	100

(a) None of the dividends paid by the Fund are eligible for the dividends received deduction or are characterized as qualified dividend income.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

Beginning with the quarter ending December 31, 2004, each Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The Funds' Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the Funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FIRST AMERICAN FUNDS Annual Report 2004

NOTICE TO SHAREHOLDERS September 30, 2004 (unaudited)

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Benjamin R. Field III, P.O. Box 1329, Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF, since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Mickey P. Foret, P.O. Box 1329, Minneapolis, MN 55440-1329 (1945)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Consultant to Northwest Airlines, Inc. since 2002; Executive Vice President and Chief Financial Officer, Northwest Airlines, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	ADC Telecommunications, Inc. Champion Airlines, Inc. MAIR Holdings Inc. (a regional airlines holding company) URS Corporation (an engineering firm)

Roger A. Gibson, P.O. Box 1329, Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 1997	Retired; Vice President, Cargo – United Airlines, from July 2001 through July 2004; Vice President, North America – Mountain Region for United Airlines, prior to July 2001.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Victoria J. Herget, P.O. Box 1329, Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Leonard W. Kedrowski, P.O. Box 1329, Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since November 1993	Owner, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Richard K. Riederer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Retired; Director, President and Chief Executive Officer, Weirton Steel through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

FIRST AMERICAN FUNDS Annual Report 2004

Independent Directors - continued

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Joseph D. Strauss, P.O. Box 1329, Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 1984	Owner, Chairman and Chief Executive Officer, ExcensusTM, LLC, a consulting firm, since 2001; owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; attorney at law.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Virginia L. Stringer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAF's Board since September 1997; Director of FAF since June 1991	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

James M. Wade, P.O. Box 1329, Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

†  Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS Annual Report 2004

NOTICE TO SHAREHOLDERS September 30, 2004 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr., U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FAF since February 2001	Chief Executive Officer of the Advisor since May 2001; prior thereto, Chief Executive Officer of First American Asset Management since December 2000 and of Firstar Investment & Research Management Company ("FIRMCO") since February 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray from October 1998 through December 2000; prior to October 1998, Senior Airline Equity Analyst and a Director in the Equity Research Department of Credit Suisse First Boston.

Mark S. Jordahl, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1960)*	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FAF since September 2001	Chief Investment Officer of U.S. Bancorp Asset Management, Inc. since September 2001; President and Chief Investment Officer, ING Investment Management – Americas, September 2000 to June 2001; Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp., January 1998 to September 2000.

Jeffery M. Wilson, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAF since March 2000	Senior Vice President of U.S. Bancorp Asset Management, Inc. since May 2001; prior thereto, Senior Vice President of First American Asset Management.

Joseph M. Ulrey III, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1958)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since December 2003	Chief Financial Officer since September 2004 and Senior Managing Director, Fund Treasury, since December 2003; Senior Managing Director, Risk Management and Quantitative Analysis, since May 2001, U.S. Bancorp Asset Management, Inc. ("USBAM"); from May 2001 through December 2001, Senior Managing Director, Securities Lending and Money Market Funds, USBAM; prior thereto, Senior Managing Director, Securities Lending and Money Market Funds, First American Asset Management.

Douglas A. Paul, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1947)*	Chief Compliance Officer	Re-elected by the Board Annually; Chief Compliance Officer of FAF since June 2004	Chief Compliance Officer of U.S. Bancorp Asset Management, Inc. since June 2004; prior thereto, Partner, Kirkpatrick & Lockhart LLP since March 2000; prior thereto, Director of Compliance, Associate General Counsel, Vice President, American Century Investments.

Kathleen L. Prudhomme, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1953)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 1998	Deputy General Counsel, U.S. Bancorp Asset Management, Inc. since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James D. Alt, 50 South Sixth Street, Suite 1500, Minneapolis, MN 55402 (1951)	Secretary	Re-elected by the Board annually; Assistant Secretary of FAF from September 1998 through June 2002. Secretary of FAF since June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Michael J. Radmer, 50 South Sixth Street, Suite 1500, Minneapolis, MN 55402 (1945)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since March 2000; Secretary of FAF from September 1999 through March 2000	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James R. Arnold, 615 E. Michigan Street, Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2003	Vice President, U.S. Bancorp Fund Services, LLC since March 2002; Senior Administration Services Manager, UMB Fund Services, Inc. through March 2002.

Douglas G. Hess, 615 E. Michigan Street, Milwaukee, WI 53202 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2001	Vice President, U.S. Bancorp Fund Services, LLC.

*  Messrs. Schreier, Jordahl, Wilson, Ulrey, Paul and Ms. Prudhomme are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment adviser and co-administrator for FAF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as co-administrator for FAF.

FIRST AMERICAN FUNDS Annual Report 2004

Board of Directors  First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of
Bemis Company, Inc.

Mickey Foret

Director of First American Funds, Inc.

Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson

Director of First American Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

CO-ADMINISTRATORS

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0386-04 11/2004 AR-MMY

Item 2—Code of Ethics - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

Response: The registrant has adopted a code of ethics (designated as the “Code of Ethical Conduct”) that applies to its principal executive officer and principal financial officer.  The registrant undertakes to furnish a copy of such Code of Ethical Conduct to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert - Did the registrant’s board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is “independent,” (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

Response: The registrant’s Board of Directors has determined that Leonard Kedrowski, Benjamin Field, and Mickey Foret, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.  This designation will not increase the designees’ duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board of Directors.

Item 4—Principal Accountant Fees and Services – Only disclosed annually.

(a)          Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Response: Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $ 586,376 in the fiscal year ended September 30, 2004 and $ 505,797 in the fiscal year ended September 30, 2003, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form NCSR.

(b)         Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Response: Ernst & Young LLP (“E&Y”) billed the registrant audit-related fees totaling $ 17,082 in the fiscal year ended September 30, 2004 and $ 0 in the fiscal year ended September 30, 2003, for professional services associated with               .

(c)          Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Response: E&Y billed the registrant fees of $ 84,123 in the fiscal year ended September 30, 2004 and $ 221,453 in the fiscal year ended September 30, 2003 for tax services, including tax compliance, tax advice and tax planning.  Tax compliance, tax advice and tax planning services primarily relate to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)         All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Response: There were no fees billed by E&Y for other services to the registrant during the fiscal years ended September 30, 2003 and 2004.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Response: Set forth below are the audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence.  This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations.  In this regard, the Audit Committee should:

•                                          Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•                                          Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•                                          Meet quarterly with the partner of the independent audit firm

•                                          Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Audit Committee of the First American Funds (“Committee”) will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the Fund’s independent audit firm directly for the Funds.  At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the Funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Audit Committee review and pre-approval responsibilities, the review by the Audit Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•                                          Annual Fund financial statement audits

•                                          Seed audits (related to new product filings, as required)

•                                          SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•                                          Accounting consultations

•                                          Fund merger support services

•                                          Other accounting related matters

•                                          Agreed Upon Procedure Reports

•                                          Attestation Reports

•                                          Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Audit Committee Chair or its delegate on a case-by-case basis.  Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Audit Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•                                          Tax compliance services related to the filing or amendment of the following:

•                                          Federal, state and local income tax compliance, and

•                                          Sales and use tax compliance

•                                          Timely RIC qualification reviews

•                                          Tax distribution analysis and planning

•                                          Tax authority examination services

•                                          Tax appeals support services

•                                          Accounting methods studies

•                                          Fund merger support services

•                                          Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Audit Committee Chair or its delegate on a case-by-case basis.  Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Audit Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services.  Because of the nature of these services, none of these services may be commenced by the independent firm without the prior approval of the Audit Committee.  The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•                                          Management functions

•                                          Accounting and bookkeeping services

•                                          Internal audit services

•                                          Financial information systems design and implementation

•                                          Valuation services supporting the financial statements

•                                          Actuarial services supporting the financial statements

•                                          Executive recruitment

•                                          Expert services (e.g., litigation support)

•                                          Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Audit Committee of the First American Funds is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management that provides ongoing services to the Funds.  The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the Funds.

Although the Audit Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management and affiliated service providers, the Audit Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Response: All of the services described in paragraphs (b) through (d) of Item 4 that were provided to the registrant on or after May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services, were pre-approved by the audit committee.

(f)            If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Response: All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)         Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Response: The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $ 131,955 in the fiscal year ended September 30, 2004 and $ 353,653 in the fiscal year ended September 30, 2003, including services provided prior to May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services.

(h)         Disclose whether the registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Response: The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved and that were rendered on or after May 6, 2003 (the effective date of SEC rules relating to the pre-approval of non-audit services), is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

(a)          If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Response: Not applicable.  Registrant is not a listed issuer.

Item 6—Schedule of Investments (applicable for periods ending on or after July 9, 2004) – File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Response: The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

Response: Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Companies.

(a)          If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1)          State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment advisor of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”).  Also state each Portfolio Manager’s business experience during the past 5 years.

(2)          If a Portfolio Manager required to be identified in response to paragraph (a) (1) of this Item is primarily responsible for the day-to-day management of the portfolio of any other account, provided the following information:

(i)             The Portfolio Manager’s name;

(ii) The number of other accounts managed within each of the following categories and the total assets in the account managed within each category:

(A)        Registered investment companies;

(B)          Other pooled investment vehicles; and

(C)          Other accounts.

(iii) For each of the categories in paragraph (a) (2) (ii) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account; and

(iv) A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the registrant’s investments, on the one hand, and the investments of the other accounts included in response to paragraph (a) (2) (ii) of this Item, on the other.  This description would include, for example, material conflicts between the investment strategy of the registrant and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the registrant and other accounts managed by the Portfolio Manager.

(3)          Described the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to paragraph (a) (1) of this Item.  For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which the type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on the registrant’s pre- or aftertax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the registrant’s portfolio.  For example, if compensaton is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

(4)          For each Portfolio Manager required to be identified in response to paragraph (a) (1) of this Item, state the dollar range of equity securities in the registrant beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over $1,000,000.

(b) If the registrant is a closed-end management investment company that is filing a report on this Form N-CSR other than an annual report, disclose any change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a) (1) of this Item in the registrant’s most recent annual report on Form N-CSR.  In addition, for any newly identified Portfolio Manager, provided the information required by paragraph (a) (1) of this Item as the date of filing of the report and the information required by paragraphs (a) (2), (a) (3), and (a) (4) of this Item as of the most recent practicable date.

Response:  Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

(a)          If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Registrant Purchases of Equity Securities

Period (identify beginning and ending dates for each Month)	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1
Month #2
Month #3
Month #4
Month #5
Month #6
Month #7
Total

(b)         The table shall include the following information for each class of securities for each month included in the period covered by the report:

(1)          The total number of shares (or units) purchased (column (a));

(2)          The average price paid per share (or unit) (column (b));

(3)          The number of shares (or units) purchased as part of publicly announced repurchase plans or programs (column (c)); and

(4)          The maximum number (or approximate dollar value) of shares (or units) that may yet be purchased under the plans or programs (column (d)).

Response: Not applicable

Item 10—Submission of Matters to a Vote of Security Holders – Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Response: There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)          Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

11(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

Response: This code of ethics is offered to shareholders upon request without charge.

11(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

Response: Attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: December 9, 2004

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: December 9, 2004